Pensions and other long-term employee benefit plans, Net Benefit Expense Recognized in Statement of Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net benefit expense recognized [Abstract]
Service Cost	€ 12.6	€ 7.7	€ 8.6
Interest on DBO	3.1	2.5	4.2
Interest on plan asset	(2.0)	(1.2)	(1.9)
Remeasurements of other long term benefits	(0.4)	0.1	(0.4)
Special events (curtailment/settlement)	0.0	0.1	0.0
Other	1.3	0.0	0.0
DEFINED BENEFIT COST INCLUDED IN THE STATEMENT OF INCOME	14.6	€ 9.2	€ 10.5
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans [Abstract]
Actuarial gains have been recognized through OCI	4.9
Actuarial gains generated on the Defined Benefit Obligation	7.4
Actuarial losses generated on plan assets	€ 2.5